UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                 Investment Company Act file number:  811-10495
                                                      ---------



                            FORT PITT CAPITAL FUNDS
                            -----------------------
               (Exact name of registrant as specified in charter)



     790 HOLIDAY DRIVE, FOSTER PLAZA ELEVEN, PITTSBURGH, PENNSYLVANIA 15220
     ----------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)



            CHAD FICKETT, 615 EAST MICHIGAN STREET, MILWAUKEE, WI 53202
            -----------------------------------------------------------
                    (Name and address of agent for service)



                                  866-688-8775
                                  ------------
               Registrant's telephone number, including area code



Date of fiscal year end: October 31, 2004
                        -----------------



Date of reporting period:  ANNUAL PERIOD ENDED OCTOBER 31, 2004
                           ------------------------------------


ITEM 1. REPORT TO STOCKHOLDERS.
------------------------------

(FORT PITT CAPITAL FUNDS LOGO)

ANNUAL REPORT

October 31, 2004

FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                      FORT PITT CAPITAL TOTAL RETURN FUND

Dear Fellow Shareholders,

As of October 31, 2004 the Net Asset Value (NAV) of the Fort Pitt Capital Total Return Fund was $13.36 per share. This compares with an NAV of $11.98 on October 31, 2003, resulting in a total return (including a 0.004416 per share dividend) for the year of 11.56%. During this same period, the unmanaged Wilshire 5000 Index produced a total return of 10.00%.

Since inception on December 31, 2001, the Fund has returned 34.06% cumulative (10.90% annualized), compared with a return of 8.17% cumulative (2.81% annualized) for the Wilshire 5000. Total assets are approaching $25 million, and net inbound cash flows remain steady. Overall, we're off to a good start, and we managed to outpace the major indices over the past 12 months with little or no exposure to energy, which is no mean feat. Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

A year ago we commented on the need for faster sales growth at the typical U.S. company to help sustain the profit recovery, and for the most part this has occurred. Aggregate corporate profits should rise nearly 18% this year as measured by the S&P 500 Index. Uncertainty surrounding energy and the election kept share prices in check relative to booming profits for the first 10 months of calendar 2004, but a nearly 8% rally by the S&P 500 since the last week of October has closed this gap considerably. For 2005, our best guess is that aggregate corporate profits can rise another 8% to 10%, resulting in another decent year for equities.

We continue to scan the investment universe for the unloved and under-appreciated. A good example is our sizeable position in telecom. Firms such as Verizon (VZ-NYSE), Alltel (AT-NYSE) and SBC Communications (SBC-NYSE) were given up for dead by investors in the summer of 2002 on the assumption that wireline telecom was a rapidly dying business. It may be a dying business, but it likely will expire a lot more slowly than anybody thinks, in the meantime generating large discretionary cash flows which can be used to either pay down debt, increase dividends or invest in growth opportunities such as wireless and optical fiber-to-the-home.

Another area of emphasis for the Fund is travel and aerospace. There was no more out-of-favor industry in the months after September 11, as investors assumed both business and leisure travelers would go the way of the dodo bird. We figured people would begin getting on airplanes and renting cars again at some point, so we took advantage of depressed prices to gradually build positions in Boeing (BA-NYSE), Dollar-Thrifty Group (DTG-NYSE), Alaska Air Group (ALK-NYSE) and RTI International (RTI-NYSE). Each of these positions has served us well, and we believe the travel recovery has further to run.

In closing, we'd like to thank all of you who've chosen to put your savings to work in the Fund, and encourage you to tell your friends and neighbors about us. We promise to continue to earn your trust and confidence for many years to come.

Sincerely,

/s/ Charlie Smith

Charlie Smith
Portfolio Manager

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced. Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Wilshire 5000 is a capitalization weighted index of all U.S.-headquartered companies which provide the broadest measure of US stock market performance. You cannot invest directly in an index.

Must be preceded or accompanied by a current prospectus. Mutual fund investing involves risk; principal loss is possible.

Quasar Distributors, LLC 12/04

        Annualized Total Return
     Period Ended October 31, 2004

1 year                          11.56%
Since Inception (12/31/01)      10.90%

                      FORT PITT CAPITAL TOTAL RETURN FUND
             VALUE OF $10,000 VS. WILSHIRE 5000 TOTAL MARKET INDEX

                               Fort Pitt Capital               Wilshire 5000
           Date                Total Return Fund             Total Market Index

       12/31/2001                   $10,000                        $10,000
        1/31/2002                    $9,990                         $9,876
        4/30/2002                   $10,491                         $9,604
        7/31/2002                    $9,310                         $8,111
       10/31/2002                    $9,350                         $7,902
        1/31/2003                    $9,239                         $7,715
        4/30/2003                    $9,691                         $8,299
        7/31/2003                   $11,316                         $9,152
       10/31/2003                   $12,019                         $9,834
        1/31/2004                   $13,103                        $10,652
        4/30/2004                   $13,032                        $10,464
        7/31/2004                   $13,002                        $10,415
       10/31/2004                   $13,408                        $10,817


     Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-688-8775. The Fund imposes a 2.00% redemption fee on shares held for less than six months.

     The returns shown do not reflect the deduction of taxes a shareholder would pay on the redemption of Fund shares or Fund distributions.

     The Wilshire 5000 is an unmanaged index commonly used to measure performance of U.S. stocks. You cannot invest directly in an index.

                       ALLOCATION OF PORTFOLIO NET ASSETS
                                OCTOBER 31, 2004
     Cash and Cash Equivalents                   8.9%
     Consumer Discretionary                      9.4%
     Energy                                      1.2%
     Financials                                 25.2%
     Health Care                                 8.5%
     Industrials                                19.3%
     Information Technology                     10.6%
     Materials                                   3.4%
     Staples                                     1.5%
     Telecommunication Services                 11.9%


                                 EXPENSE EXAMPLE
                                 OCTOBER 31, 2004

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2004 - October 31, 2004).

ACTUAL EXPENSES
The first line of the table below provides information about actual account values and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund's transfer agent. You will be charged a transaction fee equal to 2.00% of the net amount of the redemption if you redeem your shares within 180 days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio tradingcommissions and related expenses, interest expense and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                             BEGINNING          ENDING         EXPENSES PAID
                           ACCOUNT VALUE    ACCOUNT VALUE      DURING PERIOD
                              5/1/04           10/31/04      5/1/04 - 10/31/04
                           -------------    -------------    -----------------
Actual                       $1,000.00         $1,028.80            $7.65
Hypothetical (5% return
before expenses)              1,000.00          1,017.60             7.61



                            SCHEDULE OF INVESTMENTS
                                OCTOBER 31, 2004

COMMON STOCKS - 91.1%                        SHARES               VALUE
---------------------                        ------               -----
AEROSPACE & DEFENSE - 4.4%
The Boeing Company                           10,000            $  499,000
Honeywell International Inc.                 15,000               505,200
                                                              -----------
                                                                1,004,200
                                                              -----------
AIR FREIGHT - 2.8%
FedEx Corp.                                   7,000               637,840
                                                              -----------
AIRLINES - 2.3%
Alaska Air Group, Inc.*<F1>                  20,000               526,800
                                                              -----------
AUTO COMPONENTS - 0.6%
Gentex Corporation                            4,200               138,642
                                                              -----------
BUILDING PRODUCTS - 5.9%
Building Materials Holding Corporation       30,000               867,000
Trex Company, Inc.*<F1>                      12,000               481,440
                                                              -----------

                                                                1,348,440
                                                              -----------
CAPITAL MARKETS - 2.0%
Investment Technology Group, Inc.*<F1>       30,000               462,000
                                                              -----------
CHEMICAL - 1.6%
FMC Corporation*<F1>                          8,000               350,800
                                                              -----------
COMMERCIAL BANKS - 7.2%
F.N.B. Corporation                           20,000               410,600
Mellon Financial Corporation                 15,000               433,500
PNC Financial Services Group                  9,000               470,700
Sovereign Bancorp, Inc.                      15,000               324,750
                                                              -----------
                                                                1,639,550
                                                              -----------
COMPUTER & PERIPHERALS -  3.3%
EMC Corporation*<F1>                         42,900               552,123
SanDisk Corporation*<F1>                     10,000               208,700
                                                              -----------
                                                                  760,823
                                                              -----------
DIVERSIFIED FINANCIAL SERVICES - 5.6%
CIT Group Inc.                               13,000               525,200
Citigroup Inc.                               10,000               443,700
MBNA Corporation                             12,000               307,560
                                                              -----------
                                                                1,276,460
                                                              -----------
DIVERSIFIED TELECOMMUNICATION
SERVICES - 11.9%
ALLTEL Corporation                           10,000               549,300
IDT Corporation - Class B*<F1>               20,000               276,400
North Pittsburgh Systems, Inc.               22,000               453,640
SBC Communications Inc.                      20,000               505,200
Telefonos de Mexico SA de CV ADR             10,000               342,400
Verizon Communications Inc.                  15,000               586,500
                                                              -----------
                                                                2,713,440
                                                              -----------
GROCERY STORES - 1.5%
Koninklijke Ahold NV                         50,000               347,500
                                                              -----------
HEALTHCARE PROVIDERS & SERVICES - 1.6%
Allscripts Healthcare Solutions, Inc.*<F1>   40,000               371,800
                                                              -----------
INDUSTRIAL CONGLOMERATES- 7.1%
Loews Corporation                            12,000               718,800
Matthews International Corporation           13,000               435,565
   - Class A
Tyco International Ltd. +<F2>                15,000               467,250
                                                              -----------
                                                                1,621,615
                                                              -----------
INSURANCE - 7.3%
Arthur J. Gallagher & Co.                    12,000               337,200
Erie Indemnity Company - Class A             10,000               501,200
Fidelity National Financial, Inc.            10,000               377,400
The Hartford Financial Services Group, Inc.   7,500               438,600
                                                              -----------
                                                                1,654,400
                                                              -----------
MACHINERY -  3.5%
Ingersoll-Rand Company - Class A +<F2>        7,000               479,080
ITT Industries, Inc.                          4,000               324,560
                                                              -----------
                                                                  803,640
                                                              -----------
MEDIA - 3.0%
Liberty Media Corporation - Class A*<F1>     30,000               267,600
Liberty Media International, Inc              1,500                54,075
   - Class A*<F1>
Viacom Inc. - Class A                         9,963               369,229
                                                              -----------
                                                                  690,904
                                                              -----------
METALS & MINING - 1.9%
Alcoa Inc.                                   10,000               325,000
RTI International Metals, Inc.*<F1>           5,000               100,150
                                                              -----------
                                                                  425,150
                                                              -----------
OIL & GAS - 1.2%
El Paso Corporation                          30,000               268,200
                                                              -----------
PHARMACEUTICAL PRODUCTS - 5.0%
Allergan, Inc.                                7,000               500,920
Mylan Laboratories Inc.                      14,000               241,080
Wyeth                                        10,000               396,500
                                                              -----------
                                                                1,138,500
                                                              -----------
ROAD & RAIL - 2.1%
Dollar Thrifty Automotive Group, Inc.*<F1>   20,000               482,400
                                                              -----------
SEMICONDUCTOR & EQUIPMENT - 4.8%
Cognex Corporation                           12,500               320,000
Cohu, Inc.                                   10,000               156,800
Spectrum Control, Inc.*<F1>                  14,000                98,000
Texas Instruments, Inc.                       8,600               210,270
Xilinx, Inc.                                 10,000               306,000
                                                              -----------
                                                                1,091,070
                                                              -----------
SOFTWARE - 2.5%
Computer Associates International, Inc.      15,000               415,650
MapInfo Corporation*<F1>                     15,000               148,350
                                                              -----------
                                                                  564,000
                                                              -----------
SPECIALTY RETAIL - 2.0%
Blair Corporation                            13,500               422,550
Blockbuster, Inc. - Class A                   2,670                18,158
Blockbuster, Inc. - Class B                   2,670                17,303
                                                              -----------
                                                                  458,011
                                                              -----------
TOTAL COMMON STOCK
  (cost $16,578,095)                                           20,776,185
                                                              -----------
                                         PRINCIPAL
                                           AMOUNT
                                         ---------

U.S. TREASURY NOTES - 6.2%
0.8320%  11/04/2004                      $1,400,000             1,399,840
                                                              -----------
INVESTMENT COMPANIES - 2.8%
Goldman Sachs Financial Square Prime
  Obligations Fund, 1.6100%**<F3>           639,110               639,110
                                                              -----------

TOTAL SHORT-TERM INVESTMENTS
  (cost $2,038,950)                                             2,038,950
                                                              -----------
TOTAL INVESTMENTS - 100.1%
  (cost $18,617,045)                                           22,815,135
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                    (14,410)
                                                              -----------
TOTAL NET ASSETS - 100.0%                                     $22,800,725
                                                              -----------
                                                              -----------
  *  <F1>  Non-dividend paying security.
  +  <F2>  U.S. Security of foreign company.
ADR American Depositary Receipt.
 **  <F3>  Variable rate security. The rates listed are as of October 31, 2004.

                     See notes to the financial statements.


                      STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 2004

ASSETS
  Investments, at market value (cost $18,617,045)                 $22,815,135
  Receivable for investments sold                                     199,340
  Dividends and interest receivable                                    24,687
  Prepaid expenses and other assets                                     6,172
                                                                  -----------
     Total assets                                                  23,045,334
                                                                  -----------

LIABILITIES
  Payable for investments purchased                                   199,183
  Payable to Investment Advisor                                         6,357
  Accrued expenses and other liabilities                               39,069
                                                                  -----------
     Total liabilities                                                244,609
                                                                  -----------

NET ASSETS                                                        $22,800,725
                                                                  -----------
                                                                  -----------

COMPONENTS OF NET ASSETS
  Paid in Capital                                                 $17,961,822
  Accumulated undistributed net realized gain on investments          640,813
  Net unrealized appreciation on investments                        4,198,090
                                                                  -----------
     Total net assets                                             $22,800,725
                                                                  -----------
                                                                  -----------
  Shares outstanding
    (unlimited number of shares authorized, par value $0.01)        1,706,040
                                                                  -----------
                                                                  -----------

Net Asset Value, Redemption Price and Offering Price Per Share      $   13.36
                                                                  -----------
                                                                  -----------

                     See notes to the financial statements.


                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED OCTOBER 31, 2004


INVESTMENT INCOME

INCOME
   Dividends                                                        $ 281,652
   Interest                                                            22,811
   Other income                                                         2,547
                                                                   ----------
      Total investment income                                         307,010
                                                                   ----------

EXPENSES
   Advisory fees (See Note 4)                                         206,373
   Legal fees                                                          33,413
   Fund accounting fees                                                28,897
   Administration fees                                                 28,123
   Transfer agent fees and expenses                                    24,248
   Audit fees                                                          13,996
   Registration fees                                                   10,820
   Shareholder reporting                                                8,200
   Trustee fees                                                         7,340
   Insurance fees                                                       4,893
   Custody fees                                                         4,395
   Other                                                                  375
                                                                   ----------
      Total expenses before waiver and reimbursement of expense       371,073
      Less: waiver of expenses and reimbursement from Advisor         (61,434)
                                                                   ----------
      Net expenses                                                    309,639
                                                                   ----------
NET INVESTMENT LOSS                                                    (2,629)
                                                                   ----------


REALIZED AND UNREALIZED GAIN ON INVESTMENTS
   Net realized gain on investments                                   655,956
   Change in unrealized appreciation on investments                 1,387,053
                                                                   ----------
      Net realized and unrealized gain on investments               2,043,009
                                                                   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $2,040,380
                                                                   ----------
                                                                   ----------

                     See notes to the financial statements.


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                            For the                  For the
                                                                                          Year Ended                Year Ended
                                                                                       October 31, 2004          October 31, 2003
                                                                                       ----------------          ----------------
OPERATIONS
  Net investment income (loss)                                                            $   (2,629)              $    8,011
  Net realized gain on investments                                                           655,956                  213,079
  Change in unrealized appreciation on investments                                         1,387,053                3,110,127
                                                                                         -----------              -----------
     Net increase in net assets
       resulting from operations                                                           2,040,380                3,331,217
                                                                                         -----------              -----------

DIVIDENDS TO SHAREHOLDERS
  Net investment income                                                                       (7,531)                 (30,511)
                                                                                         -----------              -----------
     Total dividends                                                                          (7,531)                 (30,511)
                                                                                         -----------              -----------

CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                                5,082,815                4,683,927
  Proceeds from shares issued in reinvestment of dividends                                     7,531                   30,511
  Cost of shares redeemed*<F4>                                                              (942,080)                (314,313)
                                                                                         -----------              -----------
     Net increase in net assets resulting
       from capital share transactions                                                     4,148,266                4,400,125
                                                                                         -----------              -----------

TOTAL INCREASE IN NET ASSETS                                                               6,181,115                7,700,831

NET ASSETS
  Beginning of year                                                                       16,619,610                8,918,779
                                                                                         -----------              -----------

  End of year                                                                            $22,800,725              $16,619,610
                                                                                         -----------              -----------
                                                                                         -----------              -----------

CHANGES IN SHARES OUTSTANDING
  Shares sold                                                                                390,112                  461,414
  Shares issued in reinvestment of dividends                                                     565                    3,229
  Shares redeemed                                                                            (71,717)                 (31,375)
                                                                                          ----------               ----------
     Net increase in Fund shares outstanding                                                 318,960                  433,268
  Shares outstanding, beginning of year                                                    1,387,080                  953,812
                                                                                          ----------               ----------
  Shares outstanding, end of year                                                          1,706,040                1,387,080
                                                                                          ----------               ----------
                                                                                          ----------               ----------




* <F4>    Net of redemption fees of $170 and $0, respectively.

                     See notes to the financial statements.



                              FINANCIAL HIGHLIGHTS



For a Fund share outstanding throughout the period
                                                                      For the                 For the       December 31, 2001*<F5>
                                                                     Year Ended             Year Ended             through
                                                                  October 31, 2004       October 31, 2003      October 31, 2002
                                                                  ----------------       ----------------      ----------------
NET ASSET VALUE, BEGINNING OF PERIOD                                   $11.98                  $ 9.35               $10.00
                                                                       ------                  ------               ------

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                             0.00#<F6>               0.00#<F6>           0.03
Net realized and unrealized gain (loss) on investments                   1.38                    2.66               (0.68)
                                                                       ------                  ------               ------
     Total from investment operations                                    1.38                    2.66               (0.65)
                                                                       ------                  ------               ------

LESS DIVIDENDS:
Dividends from net investment income                                   (0.00)#<F6>             (0.03)                   --
                                                                       ------                  ------               ------
     Total dividends                                                   (0.00)                  (0.03)                   --
                                                                       ------                  ------               ------

REDEMPTION FEES                                                         0.00#<F6>                  --                   --
                                                                       ------                  ------               ------

NET ASSET VALUE, END OF PERIOD                                         $13.36                  $11.98               $ 9.35
                                                                       ------                  ------               ------
                                                                       ------                  ------               ------

TOTAL RETURN1<F7>                                                      11.56%                  28.52%                (6.50%)2<F8>

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period                                         $22,800,725             $16,619,610            $8,918,779
Ratio of net expenses to average net assets:
     Before expense reimbursement and waivers                           1.80%                   2.17%                 5.97%3<F9>
     After expense reimbursement and waivers                            1.50%                   1.50%                 1.50%3<F9>
Ratio of net investment income (loss)
  to average net assets:
     Before expense reimbursement and waivers                          (0.31%)                  (0.60%)               (3.69%)3<F9>
     After expense reimbursement and waivers                           (0.01%)                   0.07%                 0.78%3<F9>
Portfolio turnover rate                                                   27%                     31%                   21%2<F8>



* <F5>    Commencement of operations.
# <F6>    Amount is less than $0.01 per share.
1 <F7> Total return reflects reinvested dividends but does not reflect the impact of taxes.
2 <F8>    Not Annualized.
3 <F9>    Annualized.

                     See notes to the financial statements.

                         NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2004

1. ORGANIZATION

Fort Pitt Capital Total Return Fund (the "Fund") is a series of Fort Pitt Capital Funds; a business trust organized in the state of Delaware on August 17, 2001 (the "Trust"). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and is authorized to issue multiple series and classes of shares. The Fund is currently the sole series of the Trust and is classified as a "diversified" series, as defined in the 1940 Act. The Fund commenced operations on December 31, 2001.

The investment goal of the Fund is to seek long-term capital appreciation and income. The Fund seeks to achieve its goal by investing primarily in a diversified portfolio of common stocks of domestic (U.S.) companies and fixed income investments.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).

  (a)  Investment Valuation

       Securities that are listed on a securities exchange are valued at the last quoted sales price on the day the valuation is made. Securities listed on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price ("NOCP"). Price information on listed stocks is taken from the exchange where the security is primarily traded. If no sale is reported at that time, the mean of the last bid and asked price is used. When market quotations for options positions held by the Fund are readily available, those positions will be valued based upon such quotations. Other securities for which no quotations are readily available or for which the Advisor has reason to question the validity of quotations received are valued at fair value as determined in good faith under the supervision of the Board of Trustees. Short-term securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

  (b)  Prepaid Expenses

       Prepaid initial registration expenses are deferred and amortized over the period benefited not to exceed twelve months.

  (c)  Federal Income Taxes

       The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all Federal income taxes. Therefore, no Federal income tax provision is required.

  (d)  Use of Estimates

       The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

  (e)  Distribution to Shareholders

       The Fund intends to distribute to its shareholders any net investment income and any net realized long or short-term capital gains, if any, at least annually. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date.

       The tax character of distributions paid during the years ended October 31, 2004 and 2003 were as follows:

                                      2004           2003
                                      ----           ----
     Ordinary Income                 $7,531        $30,511

     As of October 31, 2004 the components of capital on a tax basis were as follows:

     Cost of investments(a)<F10>                             $18,629,141
                                                             -----------
     Gross unrealized appreciation                             4,478,456
     Gross unrealized depreciation                              (292,462)
                                                             -----------
     Net unrealized appreciation                             $ 4,185,994
                                                             -----------
                                                             -----------
     Undistributed ordinary income                           $    75,411
     Undistributed long-term capital gain                        577,498
                                                             -----------
     Total distributable earnings                            $   652,909
                                                             -----------
                                                             -----------
     Total accumulated earnings/losses                       $ 4,838,903
                                                             -----------

     (a)<F10> At October 31, 2004, the basis of investments for federal income tax purposes differs from the cost for financial reporting purposes due to the tax deferral of losses on wash sales.


(f)    Security Transactions and Investment Income

       Security transactions are accounted for on the trade date. The cost of securities sold is determined on a high cost basis. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

(g)    Share Valuation

       The net asset value ("NAV") per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund's net asset value per share. The Fund charges a 2.00% redemption fee on shares held less than six months. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as paid-in-capital and such fees become part of that Fund's daily NAV calculation.

(h)    Reclassification of Capital Accounts

       The Fund accounts and reports for distributions to shareholders in accordance with the American Institute of Certified Public Accountant's Statement of Position 93-2: Determination, Disclosure, and Financial Statement Presentation of Income, Capital and Return of Capital Distributions by Investment Companies. For the year ended October 31, 2004, the Fund decreased undistributed net investment loss by $2,629 and decreased accumulated undistributed net realized gain on investments by $2,629.

3. INVESTMENT TRANSACTIONS

During the year ended October 31, 2004, the aggregate purchases and sales of securities (excluding short-term) were:

     Purchases                                    $8,378,008
     Sales                                        $4,978,689

4. INVESTMENT ADVISOR

The Trust has an Investment Advisory Agreement (the "Agreement") with Fort Pitt Capital Group, Inc. (the "Advisor"), with whom certain officers of the Trust are affiliated, to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Advisor receives a fee, computed daily and payable monthly, at 1.00% of the Fund's average daily net assets. Additionally, the Advisor has agreed to waive, through February 28, 2006, its management fee and/or reimburse the Fund's other expenses, to the extent necessary to ensure that the Fund's operating expenses do not exceed 1.50% of the Fund's average daily net assets.

For the year ended October 31, 2004, the Fund incurred advisory fees of $206,373 and waived/reimbursed expenses of $61,434 for a net advisory fee of $144,939. Any such waiver is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than each Fund's expense limitation cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed. The Advisor may recapture a portion of the above amount no later than the dates as stated below:

                                           October 31,
                                           -----------
                         2005                 2006                  2007
                         ----                 ----                  ----
                        81,702               19,902                61,434

5.   RESULTS OF SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

On May 14, 2004, a Special Meeting of Shareholders of the Fort Pitt Capital Total Return Fund (the "Fund") was held at 790 Holiday Drive, Foster Plaza Eleven, Pittsburgh, Pennsylvania 15220. As of March 31, 2004, the record date, outstanding shares of the Fund were 1,566,303. Holders of 1,465,597 shares of the Fund were present at the meeting in person or by proxy, being the holders of a majority of the outstanding shares of the Fund and thus constituting a quorum. The shareholders voted on three proposals.

The shareholders approved a new Investment Advisory Agreement (the "Agreement") by and between Fort Pitt Capital Funds (the "Trust"), on behalf of the Fund, and Fort Pitt Capital Group, Inc. (the "Advisor"), under which the Advisor will continue to act as investment advisor with respect to the Fund. The shareholders also approved the retention of fees by, and payment of fees to, the Advisor for the period January 1, 2004 through May 17, 2004 (the effective date of the new Agreement). Finally, the shareholders approved a new distribution plan for the Trust.

The following table provides information concerning the matters voted on at the meeting:

I.     Approval of new Agreement between the Advisor and the Fund

                                                  Withhold/        Broker
                       For          Against        Abstain       Non-Votes
                       ---          -------       ---------      ---------
                    1,454,096        7,845          3,656            0

II. Approval of the retention of fees by, and payment of fees to, the Advisor for the period January 1, 2004 through May 17, 2004 (the effective date of the new Agreement)

                                                  Withhold/        Broker
                       For          Against        Abstain       Non-Votes
                       ---          -------       ---------      ---------
                    1,442,437        9,983          13,177           0


III. Approval of a new distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Trust on behalf of the Fund

                                                  Withhold/        Broker
                       For          Against        Abstain       Non-Votes
                       ---          -------       ---------      ---------
                    1,461,792        2,139          1,666            0


            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and
Board of Trustees of
Fort Pitt Capital Funds

We have audited the accompanying statement of assets and liabilities of Fort Pitt Capital Total Return Fund, a series of shares of Fort Pitt Capital Funds, including the schedule of investments as of October 31, 2004 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fort Pitt Capital Total Return Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the two years in the period then ended and the period December 31, 2001 (commencement of operations) to October 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

                                          TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
November 19, 2004


              INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request.




                                                        INDEPENDENT TRUSTEES
                                                        --------------------
                                                                                                     # of Funds       Other
                                                Term of Office                                       in complex   Directorships
Name,                         Position Held     and Length of         Principal Occupation            overseen       Held by
Birthdate and Address         with the Trust     Time Served         During Past Five Years          by Trustee      Trustee
---------------------         --------------    --------------      -----------------------          ----------      -------

Peter R. Anderson                Trustee        Indefinite        Retired.  Formerly Senior Vice          1        Not
c/o Fort Pitt Capital                           Term              President, Federated Research                    Applicable
  Group, Inc.                                   Since             Corporation (an investment
790 Holiday Drive                               December          manager).
Foster Plaza Eleven                             2001
Pittsburgh, PA  15220
Birthdate:  2/9/31

Robert J. Dickson                Trustee        Indefinite        Private Investor. Formerly Vice         1        Trustee,
c/o Fort Pitt Capital                           Term              President - Finance and CFO,                     Emerald
  Group, Inc.                                   Since             TRACO (a manufacturer &                          Mutual
790 Holiday Drive                               December          distributor of windows, doors,                   Funds
Foster Plaza Eleven                             2001              etc.) 2001-2003; Formerly Vice
Pittsburgh, PA  15220                                             President & Treasurer, Carpenter
Birthdate:  7/23/49                                               Technology Corp. (a manufacturer
                                                                  of specialty metals); Formerly
                                                                  Senior Vice President & Chief
                                                                  Financial Operator, Dynamet, Inc.
                                                                  (a titanium processor).

Ronald V. Pelligrini, M.D.       Trustee        Indefinite        Chief of Adult Cardiothoracic           1        Not
c/o Fort Pitt Capital                           Term              Surgery, UPMC - Presbyterian                     Applicable
  Group, Inc.                                   Since             Hospital (July 2002-Present);
790 Holiday Drive                               December          Formerly President, Three Rivers
Foster Plaza Eleven                             2001              Cardiac Institute, Inc. (cardiothoracic
Pittsburgh, PA  15220                                             surgeon medical practice)
Birthdate:  5/23/36                                               (1975-2002).

                                                  INTERESTED TRUSTEES AND OFFICERS
                                                  --------------------------------
                                                                                                     # of Funds       Other
                                                Term of Office                                       in complex   Directorships
Name,                         Position Held     and Length of         Principal Occupation            overseen       Held by
Birthdate and Address         with the Trust     Time Served         During Past Five Years          by Trustee      Trustee
---------------------         --------------    --------------       ----------------------          ----------      -------

Douglas W. Kreps                 Trustee,       Indefinite        Managing Director of Fort               1        Not
Fort Pitt Capital                Executive      Term              Pitt Capital Group, Inc.                         Applicable
  Group, Inc.                    Vice           Since
790 Holiday Drive                President      December
Foster Plaza Eleven              & Secretary    2001
Pittsburgh, PA  15220
Birthdate:  1/4/69

Thomas P. Bellhy                 Trustee,       Indefinite        Retired President & Managing            1        Not
Fort Pitt Capital                Chairman       Term              Director of Fort Pitt Capital                    Applicable
  Group, Inc.                    & President    Since             Group, Inc.
790 Holiday Drive                               December
Foster Plaza Eleven                             2001
Pittsburgh, PA  15220
Birthdate:  4/7/56

Charles A. Smith                 Executive      Indefinite        Chief Investment Officer of Fort                 Not
Fort Pitt Capital                Vice           Term              Pitt Capital Group, Inc.                         Applicable
  Group, Inc.                    President      Since
790 Holiday Drive                & Treasurer    December
Foster Plaza Eleven                             2001
Pittsburgh, PA  15220
Birthdate: 12/8/59

Robin M. Miller                  Chief          Indefinite        Chief Compiance Officer of Fort                  Not
Fort Pitt Capital                Compliance     Term              Pitt Capital Group, Inc. (August                 Applicable
  Group, Inc.                    Officer        Since             2004-present); Chief Compliance
790 Holiday Drive                               September         Officer of Allegheny Investments
Foster Plaza Eleven                             2004              (2002-2004); Business Development
Pittsburgh, PA  15220                                             Manager of Allegheny Investments
Birthdate:  9/18/65                                               (2000-2002).




FORT PITT CAPITAL TOTAL RETURN FUND
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI  53201-0701
1-866-688-8775

                               INVESTMENT ADVISOR
                         Fort Pitt Capital Group, Inc.
                               790 Holiday Drive
                              Foster Plaza Eleven
                        Pittsburgh, Pennsylvania  15220

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                        ADMINISTRATOR, FUND ACCOUNTANT &
                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                          Milwaukee, Wisconsin  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                            Cincinnati, Ohio  45202

                                 LEGAL COUNSEL
                                Metz Lewis, LLC
                         11 Stanwix Street, 18th Floor
                        Pittsburgh, Pennsylvania  15222

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                              Tait, Weller & Baker
                         1818 Market Street, Suite 2400
                       Philadelphia, Pennsylvania  19103

     This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-866-688-8775. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2004 is available by calling 1-866-688-8775 and on the SEC's website at
                                  www.sec.gov.
                                  -----------

   The Fund's complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-866-688-8775 and on the SEC's website at www.sec.gov.
                                       -----------

ITEM 2. CODE OF ETHICS.
-----------------------

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-866-688-8775.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
----------------------------------------

The registrant's board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. ROBERT J.
                                                                  ---------
DICKSON is the "audit committee financial expert" and is considered to be
-------
"independent" as each term is defined in Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
-----------------------------------------------

The registrant has engaged its principal accountant to perform audit services and tax services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.


                FYE  10/31/2004      FYE  10/31/2003
                ---------------      ---------------

Audit Fees      $11,000                   $9,000
Tax Fees        $2,000                    $1,500


The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


Non-Audit Related Fees                  FYE  10/31/2004     FYE  10/31/2003
----------------------                  ---------------     ---------------

Registrant                                       $0                  $0
Registrant's Investment Adviser                  $0                  $0


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
----------------------------------------------

Not applicable to open-end investment companies.


ITEM 6. SCHEDULE OF INVESTMENTS.
--------------------------------

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable to open-end investment companies.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES.
---------------------------------

Not applicable to open-end investment companies.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

The registrant's nominating committee charter does not contain any procedures by which shareholders may recommend nominees to the registrant's board of directors/trustees.


ITEM 10. CONTROLS AND PROCEDURES.
---------------------------------

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.
-----------------

(a) (1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

     (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

     (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


     (Registrant)  Fort Pitt Capital Funds
                   -----------------------------------------

     By (Signature and Title)   /s/ Thomas P. Bellhy
                                ------------------------------
                                Thomas P. Bellhy, President

     Date   January 5, 2005
          -------------------



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)   /s/ Thomas P. Bellhy
                                ---------------------------
                                Thomas P. Bellhy, President
     Date   January 5, 2005
          -------------------


     By (Signature and Title)   /s/  Charles A. Smith
                                ----------------------------
                                Charles A. Smith, Treasurer

     Date   January 5, 2005
          -------------------